Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 333,376,333.62
Previously Paid Amount	28,641.65
Total Fee Amount	29,003.74
Total Offset Amount	0.00
Net Fee	$ 362.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A